Income Taxes - Schedule of (Loss) Income From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	$ (1,377,301)	[1]	$ 1,172,567	[1]	$ 969,204	[1]
Russia [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(775,543)		1,457,608		1,180,230
Switzerland [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	2,639		(57,874)		61,583
British Virgin Islands [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	16,808		5,467		144,032
Romania [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(340,988)		(161,345)		(114,597)
Lithuania [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(10,832)		(1,542)		(3,514)
Kazakhstan [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(104,772)		(43,111)		(48,751)
USA [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(114,985)		36,397		(34,223)
Other [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	$ (49,628)		$ (63,033)		$ (215,556)

[1]	See Note 19